Financial Instruments - Currency risk, Interest rate risk and Other price risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Financial Instruments
Increase in net income if U.S. dollar currency weakened 10% against functional currencies	$ 219
Decrease in net income if U.S. dollar currency strengthened 10% against functional currencies	219
Increase in net income if Euro weakened 10% against functional currencies	3,166
Decrease in net income if Euro strengthened 10% against functional currencies	3,166
Decrease in net income 1% if benchmark interest rate is lower with all other variables held constant	776
Increase in net income if 1% benchmark interest rate is higher with all other variables held constant	678
Decrease in net income if equity prices weakened 10% with all other variables held constant	274
Increase in net income if equity prices strengthened 10% with all other variables held constant	$ 274